Common shares - Share Issuance Acquisition (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Sep. 26, 2019 $ / shares	Sep. 26, 2019 USD ($)
Common Shares
Disclosure of classes of share capital [line items]
Shares issued for the acquisition	53,332
Exercise of stock options (shares) | shares	53,332
Achieve
Disclosure of classes of share capital [line items]
Portion of purchase price paid in stock			$ 2,611,044
Shares issued for the acquisition			1,431,736
Share price for shares issued for acquisition | $ / shares		$ 2.42
Achieve | Common Shares
Disclosure of classes of share capital [line items]
Portion of purchase price paid in stock			$ 2,611,044
Shares issued for the acquisition			1,431,736
Share price for shares issued for acquisition | $ / shares		$ 2.42